Project debt	3 Months Ended
Mar. 31, 2018
Project debt [Abstract]
Project debt
Note 15. - Project debt

The main purpose of the Company is the long-term ownership and management of contracted concessional assets, such as renewable energy, efficient natural gas, electric transmission line and water assets, which are financed through project debt. This note shows the project debt linked to the contracted concessional assets included in Note 6 of these Consolidated Condensed Interim Financial Statements.

Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as guarantee to ensure the repayment of the related financing.

Compared with corporate debt, project debt has certain key advantages, including a greater leverage and a clearly defined risk profile.

The detail of Project debt of both non-current and current liabilities as of March 31, 2018 and December 31, 2017 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	5,230,432	5,228,917
Current	303,328	246,291
Total Project debt	5,533,760	5,475,208

The increase in total project debt is primarily due to the interest accrued for the three-month period ended March 31,2018 and due to the higher value of debt denominated in foreign currencies since their exchange rate has risen against the U.S. dollars since December 31, 2017. This increase is partially offset by the partial repayment of Solana debt using the indemnity received from Abengoa in March 2018 for $52.5 million (see Note 11) and by the impact of the application of IFRS 9, ´Financial instruments´ from January 1, 2018 (see Note 2).

The repayment schedule for Project debt in accordance with the financing arrangements, as of March 31, 2018 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2018

Payment of interests accrued as of March 31, 2018	Nominal repayment	Between January and March 2019	Between April and December 2019	2020	2021	2022	Subsequent Years	Total

($ in thousands)
72,823	214,802	15,703	234,554	268,770	284,586	318,324	4,124,198	5,533,760